Grandhaven Option (Details) (USD $) In Thousands, unless otherwise specified				0 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Nov. 22, 2011 Hexagon item
Grandhaven Option
Number of transactions completed				2
Overriding royalty interest (as a percent)				1.00%
Fair value of Grandhaven Option upon issuance	$ 4,060	$ 4,060	$ 4,060	$ 4,100